Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q3PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 16

Franklin High Income Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 $ 488,838
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. ................................ United States 8,816 28,211
Birch Permian Holdings, Inc. ........................... United States 690,410 3,630,176
California Resources Corp. ............................ United States 2,456 112,166
Expand Energy Corp. ................................ United States 1,045 122,202
3,892,755
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 145,178 3,046,850
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 33,227 498,405
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 75 —
Total Common Stocks (Cost $ 50,873,530 ) ....................................
7,926,848
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 55,000 3,740,000
Total Convertible Preferred Stocks (Cost $ 2,750,000 ) ..........................
3,740,000
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 13 —
a
Expand Energy Corp. , 2/09/26 ......................... United States 1,972 213,696
213,696
Total Warrants (Cost $ 166,634 ) ..............................................
213,696
Principal
Amount
*
Corporate Bonds 94.1%
Aerospace & Defense 2.6%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 11,900,000 12,480,042
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 5,700,000 5,875,902
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 4,300,000 4,438,295
Boeing Co. (The) , Senior Note , 6.528% , 5/01/34 ............
United States 3,200,000 3,478,986
c
Bombardier, Inc. ,
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 12,600,000 13,137,201
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 9,300,000 9,648,294
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 20,200,000 20,470,400
c
TransDigm, Inc. , Senior Secured Note , 144A, 6.625% , 3/01/32 . United States 2,500,000 2,591,609
72,120,729
Automobile Components 1.7%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 6,000,000 6,310,152
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 2,300,000 2,354,029
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 2,650,000 2,733,353

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 3,400,000 $ 3,118,501
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 23,875,000 18,518,310
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 3,600,000 3,697,463
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 3,700,000 3,787,153
c
ZF North America Capital, Inc. , Senior Note , 144A, 6.875% ,
4/23/32 ......................................... Germany 8,400,000 7,770,260
48,289,221
Automobiles 0.4%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 11,000,000 10,958,293
Beverages 0.0%
†
c
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 600,000 582,309
Biotechnology 0.3%
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,619,520
Broadline Retail 0.6%
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,800,000 3,811,202
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 12,000,000 12,104,472
15,915,674
Building Products 2.9%
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 1,452,061
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 23,500,000 24,050,417
c
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 1,625,000 1,640,205
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 2,325,000 2,365,058
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 9,300,000 9,544,435
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 2,700,000 2,787,618
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 5,500,000 5,659,197
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 20,900,000 21,928,841
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 13,100,000 13,431,220
82,859,052
Capital Markets 1.7%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 6,100,000 5,922,412
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 13,800,000 13,940,363
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 12,700,000 13,066,154
c ,e
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 5,290,000 5,347,467
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 8,600,000 9,020,377
47,296,773
Chemicals 3.0%
b ,c ,d ,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 $ 5,251,860
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 2,849,413
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 8,700,000 9,039,039
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 6,400,000 5,518,515
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 4,076,058
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 5,435,000 5,575,624
c
GPD Cos., Inc. , Senior Note , 144A, 12.5% , 12/31/29 ......... United States 12,865,660 12,402,496
c ,d
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 5,834,430 5,144,833
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 24,000,000 25,768,824
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 11,800,000 7,959,544
83,586,206
Commercial Services & Supplies 2.9%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 12,000,000 12,546,984
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 16,100,000 15,608,367
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 21,575,000 21,591,289
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 4,275,000 4,633,010
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 8,800,000 8,645,572
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 4,700,000 4,890,905
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 12,606,397
80,522,524
Communications Equipment 0.4%
c
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 11,700,000 11,507,471
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 5,400,000 5,227,894
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 3,300,000 3,426,869
8,654,763
Consumer Finance 2.5%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 3,400,000 3,619,922
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 9,200,000 9,875,464
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 19,300,000 19,995,630
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 2,900,000 3,071,358
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 10,100,000 9,941,891
Senior Note , 6.625% , 5/15/29 ........................ United States 4,000,000 4,113,204
Senior Note , 7.125% , 11/15/31 ....................... United States 6,400,000 6,663,263
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 14,417,205
71,697,937
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 7,200,000 7,590,917

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
c
US Foods, Inc., (continued)
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 3,300,000 $ 3,304,786
10,895,703
Containers & Packaging 2.4%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 8,100,000 3,618,554
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 18,550,000 19,048,881
c
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 5,925,000 5,925,000
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ................................... United States 25,000,000 24,843,087
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 13,400,000 13,709,242
67,144,764
Distributors 0.4%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,990,162
c
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 4,675,000 4,920,481
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 2,450,000 2,516,199
12,426,842
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 14,300,000 13,904,801
Diversified REITs 1.3%
c
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 14,500,000 14,060,660
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 15,900,000 15,220,590
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.875% , 2/15/29 ................................... United States 7,000,000 6,775,841
36,057,091
Diversified Telecommunication Services 2.5%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .. France 7,500,000 6,318,750
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 3,000,000 2,974,410
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 10,900,000 10,867,720
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 10,500,000 10,017,048
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 3,400,000 3,178,332
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 8,000,000 8,166,050
c
Iliad Holding SASU ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 10,400,000 10,598,153
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 10,950,000 11,232,850
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 6,417,100
69,770,413
Electric Utilities 1.7%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 14,400,000 14,436,288
c
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 15,300,000 15,396,158
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 8,700,000 9,252,916

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 8,700,000 $ 9,101,348
48,186,710
Electrical Equipment 1.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 9,700,000 10,165,319
Senior Note , 6.4% , 4/15/33 .......................... United States 7,900,000 8,345,394
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 11,700,000 11,418,037
29,928,750
Electronic Equipment, Instruments & Components 0.5%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 8,894,077
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 4,800,000 4,938,970
13,833,047
Energy Equipment & Services 2.9%
c
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 10,750,000 11,099,999
c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 3,390,000 3,507,497
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 12,300,000 12,731,127
c
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 4,600,000 4,408,150
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 9,900,000 7,361,620
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 6,000,000 6,053,418
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 1,628,571 1,655,455
Transocean, Inc. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 10,800,000 7,603,710
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 2,100,000 1,943,187
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 12,640,000 13,008,569
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 11,000,000 11,345,259
80,717,991
Entertainment 0.9%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,886,082
e
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .... United States 9,805,000 9,137,868
25,023,950
Financial Services 4.7%
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 4,400,000 4,573,470
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 12,700,000 12,846,965
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 3,600,000 3,714,286
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 10,000,000 10,584,890
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 12,500,000 12,478,254
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 10,700,000 11,324,174
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 4,000,000 4,147,759
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 19,600,000 19,921,283
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 18,000,000 17,971,020

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 9,300,000 $ 9,549,937
Senior Note , 144A, 5% , 10/01/29 ..................... United States 3,000,000 2,767,699
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 9,600,000 9,905,760
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 8,250,000 8,451,717
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% ,
11/15/25 ........................................ United States 5,100,000 5,102,688
133,339,902
Food Products 0.2%
c ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 2,500,700 2,624,127
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 3,300,000 3,442,930
6,067,057
Ground Transportation 1.4%
c ,e
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 4,855,000 4,960,944
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 11,400,000 10,724,198
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 10,100,000 10,565,166
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 12,100,000 12,690,141
38,940,449
Health Care Equipment & Supplies 1.2%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 10,450,000
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 3,400,000 3,547,190
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 10,300,000 10,227,228
c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 9,000,000 9,316,638
33,541,056
Health Care Providers & Services 4.6%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 2,900,000 2,979,170
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 6,800,000 5,034,628
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 5,900,000 5,815,072
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 6,000,000 5,776,070
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 6,500,000 5,770,034
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 8,500,000 9,019,495
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,390,391
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 16,700,000 16,011,903
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 7,700,000 7,983,399
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 24,200,000 23,241,422
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 1,998,619 1,648,041
d
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 3,058,864 2,971,224
d
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 17,142,515 12,801,573
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 9,800,000 9,805,747
Senior Secured Note , 6.125% , 6/15/30 ................. United States 14,600,000 14,872,059
129,120,228

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.7%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 16,200,000 $ 11,468,437
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 7,750,000 8,117,048
19,585,485
Health Care Technology 0.6%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 17,800,000 18,288,934
Hotel & Resort REITs 1.1%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 3,300,000 3,319,991
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 6,000,000 6,214,752
Senior Note , 144A, 4.5% , 2/15/29 ..................... United States 6,500,000 6,357,800
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 8,000,000 8,232,976
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 4,200,000 4,323,358
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 3,725,000 3,799,936
32,248,813
Hotels, Restaurants & Leisure 8.0%
b ,c ,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 15,500,000 16,183,375
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 6,900,000 6,590,742
Senior Note , 144A, 6% , 10/15/32 ..................... United States 6,900,000 6,771,225
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,800,000 7,046,207
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 12,700,000 13,039,608
c
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/01/27 .................... United States 24,000,000 24,213,162
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 20,950,000 21,317,987
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 7,500,000 7,678,327
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 12,191,606
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 13,700,000 13,419,483
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 12,250,000 12,653,552
c
NCL Corp. Ltd. ,
Senior Note , 144A, 5.875% , 3/15/26 ................... United States 792,000 796,130
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 9,700,000 9,915,859
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 4,900,000 4,932,027
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 7,000,000 7,199,535
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,609,461
c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 7,025,000 7,250,219
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 6,800,000 6,672,357
c
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 .................... United States 4,900,000 4,905,802
Senior Note , 144A, 7% , 2/15/29 ...................... United States 9,900,000 9,993,010
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 26,677,150
225,056,824

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 2.2%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 4,800,000 $ 4,587,504
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 8,000,000 7,638,282
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 6,000,000 6,259,212
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,322,911
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 14,200,000 14,770,329
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 11,838,073
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 1,450,000 1,414,220
Senior Note , 6.625% , 5/15/32 ........................ United States 1,150,000 1,099,926
c
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 5,700,000 6,000,453
62,930,910
Household Products 0.1%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 3,800,000 3,597,496
Independent Power and Renewable Electricity Producers 0.6%
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 8,800,000 7,902,807
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 3,500,000 3,460,541
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 7,000,000 6,432,425
17,795,773
Insurance 2.4%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 7,200,000 7,513,632
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 8,900,000 9,199,788
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 5,400,000 5,408,019
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 3,600,000 3,715,430
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,500,000 2,543,075
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 16,900,000 17,494,289
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 5,700,000 5,960,889
Jones Deslauriers Insurance Management, Inc. ,
c
Senior Note , 144A, 10.5% , 12/15/30 ................... Canada 15,300,000 16,319,407
68,154,529
Interactive Media & Services 0.2%
c
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 6,500,000 6,673,881
IT Services 1.4%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 3,500,000 3,375,547
c
Cogent Communications Group LLC , Senior Note , 144A, 7% ,
6/15/27 ......................................... United States 4,000,000 4,021,928
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ...................... United States 9,400,000 9,425,530
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 9,300,000 9,169,423
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 11,222,877
c
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 2,200,000 2,178,661
39,393,966

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 1.6%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 $ 14,540,978
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 11,200,000 11,481,243
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 8,200,000 8,366,583
c
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 5,625,000 5,927,023
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,500,000 5,514,828
45,830,655
Media 4.0%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 700,000 662,042
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 8,700,000 8,053,743
Senior Secured Note , 144A, 9% , 9/15/28 ................ United States 3,500,000 3,669,778
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 11,000,000 11,364,694
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 13,700,000 13,658,989
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 3,400,000 3,236,055
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 10,400,000 10,372,557
c
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 5,600,000 4,203,899
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 15,600,000 16,284,860
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 7,300,000 6,977,500
Senior Note , 144A, 4.25% , 1/15/29 .................... United States 8,000,000 7,658,389
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,100,000 15,267,405
c
Sirius XM Radio LLC , Senior Note , 144A, 4% , 7/15/28 ........ United States 10,600,000 10,188,068
111,597,979
Metals & Mining 1.9%
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 10,100,000 9,533,504
c
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 16,000,000 15,046,293
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 3,200,000 3,255,392
c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375% , 4/01/31 ................................... Australia 9,500,000 8,883,653
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 7,700,000 7,382,927
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 200,000 179,870
Senior Note , 144A, 3.25% , 11/15/26 ................... United States 1,600,000 1,575,441
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 6,100,000 6,310,791
52,167,871
Mortgage Real Estate Investment Trusts (REITs) 0.8%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 22,900,000 21,785,546
Oil, Gas & Consumable Fuels 9.7%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ................... United States 4,422,000 4,542,929
Senior Note , 144A, 5.375% , 3/01/30 ................... United States 4,300,000 4,330,220
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 7,400,000 7,361,433
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 14,700,000 15,141,000
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 8,900,000 9,279,576

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 2,500,000 $ 2,530,898
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 9,800,000 7,315,509
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 4,150,000 3,970,660
e
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 11,610,000 11,625,202
c
DT Midstream, Inc. ,
Senior Bond , 144A, 4.375% , 6/15/31 ................... United States 3,900,000 3,737,153
Senior Note , 144A, 4.125% , 6/15/29 ................... United States 5,600,000 5,412,235
c
Expand Energy Corp. ,
Senior Note , 144A, 5.875% , 2/01/29 ................... United States 5,000,000 5,023,380
Senior Note , 144A, 6.75% , 4/15/29 .................... United States 10,300,000 10,429,739
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 9,700,000 9,850,651
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 9,100,000 9,364,619
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 4,300,000 4,109,862
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 3,100,000 3,034,222
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,100,000 2,180,560
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 7,600,000 7,778,068
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 9,200,000 9,283,812
c
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 5,900,000 5,801,298
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 29,000,000 30,600,452
b ,c ,f
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,831,097
ONEOK, Inc. , Senior Bond , 5.375% , 6/01/29 ...............
United States 2,100,000 2,145,651
c
Sunoco LP ,
Senior Note , 144A, 7.25% , 5/01/32 .................... United States 3,000,000 3,152,029
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,300,000 3,357,169
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 2,200,000 2,200,774
Senior Note , 4.5% , 5/15/29 .......................... United States 2,700,000 2,623,106
Senior Note , 4.5% , 4/30/30 .......................... United States 5,000,000 4,811,532
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 4,900,000 4,538,954
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 5,900,000 5,566,676
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 12,900,000 13,340,780
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 3,100,000 3,379,009
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 9,800,000 10,185,637
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,100,000 4,430,411
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 4,000,000 4,333,168
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 7,925,000 7,925,000
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 4,000,000 4,286,072
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 4,755,000 4,755,000
274,565,543
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 8,200,000 7,254,051

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.7%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 2,000,000 $ 1,999,495
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 3,400,000 3,409,483
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 4,950,000 5,158,425
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 2,700,000 2,683,838
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 5,500,000 5,342,454
18,593,695
Personal Care Products 1.1%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 12,200,000 12,489,762
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 17,700,000 18,076,355
30,566,117
Pharmaceuticals 0.8%
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,500,000 4,769,136
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 10,600,000 10,594,698
Senior Note , 5.125% , 5/09/29 ........................ Israel 900,000 905,860
Senior Note , 8.125% , 9/15/31 ........................ Israel 6,400,000 7,255,104
23,524,798
Professional Services 0.3%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 7,850,000 8,110,604
Real Estate Management & Development 1.4%
c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 11,670,252 11,880,212
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 22,000,000 22,182,160
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,160,899
40,223,271
Software 0.8%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 1,942,000 1,913,412
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 4,250,000 4,374,704
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 8,886,419
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,507,519
21,682,054
Specialized REITs 1.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 6,400,000 6,353,131
Senior Note , 144A, 7% , 2/15/29 ...................... United States 12,600,000 13,051,911
Senior Note , 144A, 6.25% , 1/15/33 .................... United States 7,800,000 8,025,467
27,430,509
Specialty Retail 0.4%
c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 11,594,000 12,137,869

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.4%
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 9,800,000 $ 9,970,804
Textiles, Apparel & Luxury Goods 1.1%
c ,d ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 13,000,000 13,507,195
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 10,700,000 11,339,057
c
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 6,720,000 6,822,182
31,668,434
Trading Companies & Distributors 3.0%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 13,900,000 14,701,752
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 8,200,000 8,724,307
c
Herc Holdings, Inc. ,
Senior Note , 144A, 6.625% , 6/15/29 ................... United States 7,500,000 7,701,443
Senior Note , 144A, 7% , 6/15/30 ...................... United States 4,900,000 5,120,413
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 3,300,000 3,459,889
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 13,200,000 13,631,666
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 15,200,000 15,675,350
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 4,600,000 4,738,377
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 9,550,000 9,877,488
83,630,685
Wireless Telecommunication Services 1.5%
c
Altice France Holding SA ,
Senior Secured Note , 144A, 10.5% , 5/15/27 ............. Luxembourg 17,400,000 6,060,159
Senior Secured Note , 144A, 6% , 2/15/28 ................ Luxembourg 3,100,000 1,100,655
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 14,089,292
b ,g
Digicel Group Holdings Ltd. , 29 .116% , 11/17/33 ............. Bermuda 444,375 14,062
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 19,700,000 21,069,051
42,333,219
Total Corporate Bonds (Cost $ 2,696,330,690 ) .................................
2,649,309,541
Senior Floating Rate Interests 1.5%
h
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.864% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 6,549,932 6,427,120
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 12,739,750 11,158,747
17,585,867
a a a a a a
Health Care Technology 0.4%
h
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
7.077% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 11,358,044 11,359,464
Hotels, Restaurants & Leisure 0.5%
h
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.827% , ( 1-month SOFR + 3.5% ), 1/29/29 ............... United States 12,674,250 12,674,757

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 19 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
IT Services 0.0%
†
d
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 623,888 $ 570,078
Total Senior Floating Rate Interests (Cost $ 43,759,810 ) ........................
42,190,166
Municipal Bonds 0.3%
Arizona 0.3%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 7,061,773
Total Municipal Bonds (Cost $ 6,853,154 ) .....................................
7,061,773
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 —
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 —
a,b
Endo, Inc., Escrow Account ............................ United States 8,973,000 —
a
Expand Energy Corp., Escrow Account ................... United States 13,700,000 54,800
Total Escrows and Litigation Trusts (Cost $ 181,007 ) ...........................
54,800
Total Long Term Investments (Cost $ 2,800,914,825 ) ...........................
2,710,496,824
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.1%
i,j
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 88,090,976 88,090,976
Total Money Market Funds (Cost $ 88,090,976 ) ................................
88,090,976
Total Short Term Investments (Cost $ 88,090,976 ) ..............................
88,090,976
a
Total Investments (Cost $ 2,889,005,801 ) 99.4% ................................
$2,798,587,800
Other Assets, less Liabilities 0.6% ...........................................
16,910,224
Net Assets 100.0% .........................................................
$2,815,498,024
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $2,460,169,051, representing 87.4% of net assets.
d
Income may be received in additional securities and/or cash.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Defaulted security or security for which income has been deemed uncollectible.
g
The rate shown represents the yield at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 3 regarding investments in affiliated management investment companies.

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

j
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $83,953,281 $629,640,664 $(625,502,969) $— $— $88,090,976 88,090,976 $2,337,330
Total Affiliated Securities ... $83,953,281 $629,640,664 $(625,502,969) $— $— $88,090,976 $2,337,330
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Metals & Mining ....................... $ 488,838 $ — $ — $ 488,838
Oil, Gas & Consumable Fuels ............. 262,579 3,630,176 — 3,892,755
Pharmaceuticals ....................... 3,046,850 — — 3,046,850
Software ............................. — — 498,405 498,405
Specialty Retail ........................ — — —
a
—
Convertible Preferred Stocks ................ 3,740,000 — — 3,740,000
Warrants :
Oil, Gas & Consumable Fuels ............. 213,696 — —
a
213,696
Corporate Bonds :
Aerospace & Defense ................... — 72,120,729 — 72,120,729
Automobile Components ................. — 48,289,221 — 48,289,221
Automobiles .......................... — 10,958,293 — 10,958,293
Beverages ........................... — 582,309 — 582,309
Biotechnology ......................... — 9,619,520 — 9,619,520
Broadline Retail ....................... — 15,915,674 — 15,915,674
Building Products ...................... — 82,859,052 — 82,859,052
Capital Markets ........................ — 47,296,773 — 47,296,773
Chemicals ........................... — 83,586,206 —
a
83,586,206
Commercial Services & Supplies ........... — 80,522,524 — 80,522,524
Communications Equipment .............. — 11,507,471 — 11,507,471
Construction & Engineering ............... — 8,654,763 — 8,654,763
Consumer Finance ..................... — 71,697,937 — 71,697,937
Consumer Staples Distribution & Retail ...... — 10,895,703 — 10,895,703
Containers & Packaging ................. — 67,144,764 — 67,144,764
Distributors ........................... — 12,426,842 — 12,426,842
Diversified Consumer Services ............ — 13,904,801 — 13,904,801
Diversified REITs ...................... — 36,057,091 — 36,057,091
Diversified Telecommunication Services ..... — 69,770,413 — 69,770,413
Electric Utilities ........................ — 48,186,710 — 48,186,710
Electrical Equipment .................... — 29,928,750 — 29,928,750
Electronic Equipment, Instruments &
Components ........................ — 13,833,047 — 13,833,047
Energy Equipment & Services ............. — 80,717,991 — 80,717,991
Entertainment ......................... — 25,023,950 — 25,023,950
Financial Services ...................... — 133,339,902 — 133,339,902
Food Products ........................ — 6,067,057 — 6,067,057
Ground Transportation .................. — 38,940,449 — 38,940,449
Health Care Equipment & Supplies ......... — 33,541,056 — 33,541,056
Health Care Providers & Services .......... — 129,120,228 — 129,120,228
Health Care REITs ..................... — 19,585,485 — 19,585,485
Health Care Technology ................. — 18,288,934 — 18,288,934
Hotel & Resort REITs ................... — 32,248,813 — 32,248,813
Hotels, Restaurants & Leisure ............. — 225,056,824 —
a
225,056,824
Household Durables .................... — 62,930,910 — 62,930,910
Household Products .................... — 3,597,496 — 3,597,496
Independent Power and Renewable Electricity
Producers .......................... — 17,795,773 — 17,795,773
Insurance ............................ — 68,154,529 — 68,154,529
Interactive Media & Services .............. — 6,673,881 — 6,673,881
IT Services ........................... — 39,393,966 — 39,393,966
Machinery ............................ — 45,830,655 — 45,830,655
Media ............................... — 111,597,979 — 111,597,979
Metals & Mining ....................... — 52,167,871 — 52,167,871
4. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 21,785,546 $ — $ 21,785,546
Oil, Gas & Consumable Fuels ............. — 274,565,543 —
a
274,565,543
Paper & Forest Products ................. — 7,254,051 — 7,254,051
Passenger Airlines ..................... — 18,593,695 — 18,593,695
Personal Care Products ................. — 30,566,117 — 30,566,117
Pharmaceuticals ....................... — 23,524,798 — 23,524,798
Professional Services ................... — 8,110,604 — 8,110,604
Real Estate Management & Development .... — 40,223,271 — 40,223,271
Software ............................. — 21,682,054 — 21,682,054
Specialized REITs ...................... — 27,430,509 — 27,430,509
Specialty Retail ........................ — 12,137,869 — 12,137,869
Technology Hardware, Storage & Peripherals . — 9,970,804 — 9,970,804
Textiles, Apparel & Luxury Goods .......... — 31,668,434 — 31,668,434
Trading Companies & Distributors .......... — 83,630,685 — 83,630,685
Wireless Telecommunication Services ....... — 42,319,157 14,062 42,333,219
Senior Floating Rate Interests ............... — 42,190,166 — 42,190,166
Municipal Bonds ......................... — 7,061,773 — 7,061,773
Escrows and Litigation Trusts ............... — 54,800 —
a
54,800
Short Term Investments ................... 88,090,976 — — 88,090,976
Total Investments in Securities ........... $95,842,939 $2,702,232,394 $512,467 $2,798,587,800
a
Includes financial instruments determined to have no value.
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.